Trade and Other Receivables, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Account receivables sold during the period, net	$ 373	$ 266
Factoring agreements, amounts collected on behalf of others	$ 133	$ 126